Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt

Long-term debt	Dec. 31, 2015			Dec. 31, 2014
(in millions)	Rate	Maturity	Amount	Rate	Amount
Senior debt:
Fixed rate	0.70 - 5.94%	2016 - 2025	$17,724	0.70 - 6.92%	$16,122
Floating rate	0.41 - 1.48%	2018 - 2038	2,378	0.06 - 0.82%	2,178
Subordinated debt (a)	5.45 - 7.50%	2016 - 2021	1,150	4.95 - 7.50%	1,655
Junior subordinated debentures (a)	6.37%	2036	295	6.37%	309
Total			$21,547		$20,264

(a)	Fixed rate.

Trust Preferred Securities Issued by the Trusts
The following tables summarize the trust preferred securities issued by the Trusts as of Dec. 31, 2015 and 2014.

Trust preferred securities at Dec. 31, 2015	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust		Due date	Call date	Call price
(dollar amounts in millions)				(a)
MEL Capital III (b)	$296	6.37%	$295		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$296		$795

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.48 to £1, the rate of exchange on Dec. 31, 2015.

Trust preferred securities at Dec. 31, 2014	Trust-preferred securities issued by the trust	Interest rate	Assets of the trust		Due date	Call date	Call price
(dollar amounts in millions)				(a)
MEL Capital III (b)	$312	6.37%	$309		2036	2016	Par
MEL Capital IV	—	—%	500		—	—	—
Total	$312		$809

(a)	Represents junior subordinated deferrable interest debentures of BNY Mellon in the case of MEL Capital III and BNY Mellon’s Series A preferred stock in the case of MEL Capital IV.

(b)	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.56 to £1, the rate of exchange on Dec. 31, 2014.